UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-03175

Exact name of registrant as specified in charter:	Prudential Sector Funds, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	11/30/2015

Date of reporting period:	2/28/2015

Item 1. Schedule of Investments

Prudential Financial Services Fund

Schedule of Investments

as of February 28, 2015 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 96.1%
COMMON STOCKS — 96.0%
Asset Management & Custody Banks — 11.1%
Banca Generali SpA (Italy)	147,738	$4,177,140
EFG International AG (Switzerland)*	580,978	6,776,244
Financial Engines, Inc.(a)	102,360	4,125,108
Hargreaves Lansdown PLC (United Kingdom)	294,914	5,127,983
Julius Baer Group Ltd. (Switzerland)*	128,703	5,946,748
OM Asset Management PLC (United Kingdom)	432,200	7,762,312

		33,915,535

Data Processing & Outsourced Services — 0.9%
Higher One Holdings, Inc.*	809,900	2,672,670

Diversified Banks — 48.9%
AMMB Holdings Bhd (Malaysia)	3,519,300	6,234,987
Banca Popolare dell’Emilia Romagna SC (Italy)*	821,268	6,764,384
Bank Tabungan Pensiunan Nasional Tbk PT (Indonesia)*	17,274,200	5,619,962
BNP Paribas SA (France)	142,109	8,259,158
Canadian Imperial Bank of Commerce (Canada)	160,006	12,245,240
Citigroup, Inc.	257,415	13,493,694
Credit Agricole SA (France)	1,009,077	14,157,248
Eurobank Ergasias SA (Greece)*	30,781,799	4,735,214
FinecoBank Banca Fineco SpA (Italy)*	777,805	4,837,621
ING Groep NV, CVA (Netherlands)*	486,382	7,214,561
Israel Discount Bank Ltd. (Israel) (Class A Stock)	4,683,963	7,460,521
JPMorgan Chase & Co.	128,780	7,891,638
National Bank of Canada (Canada)	358,192	13,784,991
Piraeus Bank SA (Greece)*	6,602,838	4,189,546
Societe Generale SA (France)	104,987	4,837,409
Standard Chartered PLC (United Kingdom)	395,328	6,037,842
Turkiye Sinai Kalkinma Bankasi A.S. (Turkey)	8,086,171	6,381,261
United Overseas Bank Ltd. (Singapore)	701,643	11,867,571
Van Lanschot NV, CVA (Netherlands)	174,379	3,753,475

		149,766,323

Diversified Capital Markets — 1.9%
UBS Group AG (Switzerland)*	329,839	5,795,147

Insurance Brokers — 0.1%
Austbrokers Holdings Ltd. (Australia)	58,662	426,269

Investment Banking & Brokerage — 2.5%
Atlas Mara Co-Nvest Ltd. (British Virgin Islands)*	477,467	3,581,003
Avanza Bank Holding AB (Sweden)	108,106	3,952,877

		7,533,880

Life & Health Insurance — 7.6%
Delta Lloyd NV (Netherlands)	450,184	8,163,960
Discovery Ltd. (South Africa)	475,178	4,881,538
Storebrand ASA (Norway)*	2,860,632	10,184,491

		23,229,989

Multi-Line Insurance — 8.6%
Assicurazioni Generali SPA (Italy)	497,083	10,239,775
AXA SA (France)	127,565	3,231,898
FBD Holdings PLC (Ireland)	139,837	1,910,667
Hartford Financial Services Group, Inc. (The)	173,725	7,115,776
Unipol Gruppo Finanziario SpA (Italy)	763,370	3,932,885

		26,431,001

Property & Casualty Insurance — 3.1%
XL Group PLC (Ireland)	262,300	9,495,260

Regional Banks — 4.5%
BS Financial Group, Inc. (South Korea)	368,375	5,006,048
Great Western Bancorp,Inc.*	141,065	3,244,495
Gronlandsbanken AB (Denmark)	16,182	1,638,002
Spar Nord Bank A/S (Denmark)	442,171	4,005,214

		13,893,759

Specialized Finance — 4.4%
Singapore Exchange Ltd. (Singapore)	2,227,000	13,368,438

Thrifts & Mortgage Finance — 2.4%
Federal Agricultural Mortgage Corp. (Class C Stock)	120,900	3,861,546
First National Financial Corp. (Canada)	198,000	3,470,266

		7,331,812

TOTAL COMMON STOCKS (cost $278,253,161)		293,860,083

	Units
WARRANTS*(b) — 0.1%
Investment Banking & Brokerage
Atlas Mara Co-Nvest Ltd. (British Virgin Islands) expiring 12/17/17 (cost $4,913)	491,298	245,649

TOTAL LONG-TERM INVESTMENTS (cost $278,258,074)		294,105,732

SHORT-TERM INVESTMENT — 5.2%

	Shares
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $15,877,662; includes $4,307,545 of cash collateral for securities on loan)(c)(d)	15,877,662	15,877,662

TOTAL INVESTMENTS — 101.3% (cost $294,135,736)(e)		309,983,394
Liabilities in excess of other assets — (1.3)%		(3,944,769)

NET ASSETS — 100.0%		$306,038,625

The following abbreviation is used in the portfolio descriptions:

CVA	Certificate Van Aandelen (Bearer)

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $4,083,841; cash collateral of $4,307,545 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(b)	The amount represents the fair value of derivative instruments subject to equity contracts risk exposure as of February 28, 2015.
(c)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
(d)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(e)	The United States federal income tax basis of investments and net unrealized appreciation were as follows:

Tax Basis	$294,481,929

Appreciation	40,860,187
Depreciation	(25,358,722)

Net Unrealized Appreciation	$15,501,465

The book basis may differ from tax basis due to certain tax-related adjustments.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of February 28, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Australia	$—	$426,269	$—
British Virgin Islands	3,581,003	—	—
Canada	29,500,497	—	—
Denmark	1,638,002	4,005,214	—
France	—	30,485,713	—
Greece	—	8,924,760	—
Indonesia	5,619,962	—	—
Ireland	11,405,927	—	—
Israel	—	7,460,521	—
Italy	—	29,951,805	—
Malaysia	—	6,234,987	—
Netherlands	3,753,475	15,378,521	—
Norway	—	10,184,491	—
Singapore	—	25,236,009	—
South Africa	—	4,881,538	—
South Korea	—	5,006,048	—
Sweden	—	3,952,877	—
Switzerland	5,795,147	12,722,992	—
Turkey	—	6,381,261	—
United Kingdom	7,762,312	11,165,825	—
United States	42,404,927	—	—
Warrants
British Virgin Islands	245,649	—	—
Affiliated Money Market Mutual Fund	15,877,662	—	—

Total	$127,584,563	$182,398,831	$—

The country allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of February 28, 2015 was as follows:

United States (including 1.4% of collateral for securities on loan)	19.2%
France	10.0
Italy	9.8
Canada	9.6
Singapore	8.3
Netherlands	6.3
United Kingdom	6.2
Switzerland	6.0
Ireland	3.7
Norway	3.3

Greece	2.9
Israel	2.4
Turkey	2.1
Malaysia	2.0
Denmark	1.8
Indonesia	1.8
South Korea	1.6
South Africa	1.6
Sweden	1.3
British Virgin Islands	1.3
Australia	0.1

101.3
Liabilities in excess of other assets	(1.3)

100.0%

Prudential Jennison Health Sciences Fund

Schedule of Investments

as of February 28, 2015 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 92.9%
COMMON STOCKS — 92.8%
Biotechnology — 40.5%
ACADIA Pharmaceuticals, Inc.*(a)	889,900	$33,789,503
Acorda Therapeutics, Inc.*(a)	264,121	8,937,855
Agios Pharmaceuticals, Inc.*(a)	123,489	13,247,900
Alexion Pharmaceuticals, Inc.*	333,072	60,076,197
Alnylam Pharmaceuticals, Inc.*	787,111	79,915,380
Applied Genetic Technologies Corp.*	654,132	13,272,338
Atara Biotherapeutics, Inc.*	474,260	9,276,526
Auspex Pharmaceuticals, Inc.*(a)	344,211	23,144,748
Avalanche Biotechnologies, Inc.*(a)	77,471	2,802,901
Bellicum Pharmaceuticals, Inc.*(a)	178,369	4,141,728
BioCryst Pharmaceuticals, Inc.*(a)	659,616	6,728,083
Biogen Idec, Inc.*	275,374	112,790,437
BioMarin Pharmaceutical, Inc.*	1,752,708	187,662,445
Bluebird Bio, Inc.*	441,112	42,046,796
Calithera Biosciences, Inc.*(a)	428,224	6,517,569
Cara Therapeutics, Inc.*	220,910	2,264,327
Celgene Corp.*(a)	904,196	109,886,940
Chimerix, Inc.*	383,485	15,523,473
Dyax Corp.*	875,736	13,232,371
Eagle Pharmaceuticals, Inc.*	35,072	1,192,448
EPIRUS Biopharmaceuticals, Inc.*(a)	1,589,064	16,732,844
Fibrocell Science, Inc.*(a)	1,681,393	8,188,384
Flexion Therapeutics, Inc.*	319,586	7,289,757
Gilead Sciences, Inc.*	438,094	45,355,872
Idera Pharmaceuticals, Inc.*(a)	1,717,989	8,366,606
Incyte Corp.*(a)	1,607,959	138,043,280
Inotek Pharmaceuticals Corp.*(a)	800,474	4,818,853
Insmed, Inc.*	505,689	9,375,474
Intercept Pharmaceuticals, Inc.*(a)	383,706	84,940,997
Invitae Corp.*	25,931	484,391
Kindred Biosciences, Inc.*	1,471,075	9,870,913
Kite Pharma, Inc.*(a)	77,061	5,042,872
KYTHERA Biopharmaceuticals, Inc.*(a)	176,918	7,350,943
MacroGenics, Inc.*	87,988	3,041,745
Medgenics, Inc. (Israel)*(a)	661,601	5,186,952
Neurocrine Biosciences, Inc.*	599,320	23,403,446
Nexvet Biopharma PLC (Ireland)*(a)	375,297	3,764,229
Otonomy, Inc.*	889,099	32,967,791
OvaScience, Inc.*(a)	624,136	28,404,429
OvaScience, Inc., Reg D, PIPE*	459,488	20,911,299
Portola Pharmaceuticals, Inc.*(a)	634,971	24,179,696
ProQR Therapeutics NV (Netherlands)*(a)	291,920	5,496,854
Prothena Corp. PLC (Ireland)*(a)	392,856	10,442,112
Regulus Therapeutics, Inc.*(a)	398,157	7,373,868
Retrophin, Inc.*(a)	317,938	4,502,002
Sangamo BioSciences, Inc.*(a)	1,369,675	23,037,933
Synta Pharmaceuticals Corp.*(a)	2,599,873	6,239,695
Ultragenyx Pharmaceutical, Inc.*(a)	554,336	30,083,815
Verastem, Inc.*(a)	444,512	3,307,169
Vertex Pharmaceuticals, Inc.*	406,654	48,566,687
Xencor, Inc.*	506,833	7,906,595
Zafgen, Inc.*(a)	153,985	5,951,520

		1,387,078,988

Drug Retail — 1.0%
CVS Health Corp.	319,609	33,197,787

Education Services — 0.1%
Cambian Group PLC (United Kingdom), 144A*(b)	842,186	2,697,939

Health Care Distributors — 1.9%
McKesson Corp.	282,583	64,626,732

Health Care Equipment — 4.8%
DBV Technologies SA (France), ADR*(a)	292,577	6,340,144
GenMark Diagnostics, Inc.*(a)	1,777,085	22,586,750
Innocoll AG (Germany), ADR*(a)	270,873	2,166,984
Medtronic PLC	1,464,260	113,611,933
Nevro Corp.*	43,104	1,803,040
Novadaq Technologies, Inc. (Canada)*(a)	891,020	14,746,381
Tornier NV*	202,999	4,961,296

		166,216,528

Health Care Facilities — 3.4%
Acadia Healthcare Co., Inc.*(a)	531,869	33,630,077
HCA Holdings, Inc.*	608,928	43,562,709
Universal Health Services, Inc. (Class B Stock)	337,226	38,224,567

		115,417,353

Health Care Services — 1.8%
DaVita HealthCare Partners, Inc.*	425,128	31,714,549
Envision Healthcare Holdings, Inc.*	629,198	23,041,231
Premier, Inc. (Class A Stock)*	197,300	7,233,018

		61,988,798

Health Care Supplies — 0.2%
Derma Sciences, Inc.*	910,180	7,208,626
InspireMD, Inc. (United Kingdom)*(a)	1,559,932	935,959

		8,144,585

Life Sciences Tools & Services — 4.2%
Fluidigm Corp.*(a)	669,117	29,574,971
Genfit (France)*	129,686	8,676,354
Illumina, Inc.*(a)	413,882	80,897,376
WuXi PharmaTech Cayman, Inc. (China), ADR*	659,102	26,331,125

		145,479,826

Managed Health Care — 6.3%
Aetna, Inc.	650,989	64,805,955
Centene Corp.*	1,010,502	62,105,453
Cigna Corp.	336,070	40,876,194
Molina Healthcare, Inc.*	332,569	21,181,320
UnitedHealth Group, Inc.	223,704	25,419,485

		214,388,407

Pharmaceuticals — 28.6%
Actavis PLC*	355,347	103,533,902
Aerie Pharmaceuticals, Inc.*(a)	1,451,505	40,816,321
Allergan, Inc.	281,811	65,588,692
Aratana Therapeutics, Inc.*(a)	1,420,273	27,354,458
Assembly Biosciences, Inc.*	439,951	5,943,738
AstraZeneca PLC (United Kingdom), ADR	1,150,144	79,244,922
Bristol-Myers Squibb Co.	983,571	59,919,145
Dermira, Inc.*	234,064	3,915,891
Eli Lilly & Co.	850,367	59,670,252
Flamel Technologies SA (France), ADR*(a)	704,554	11,026,270
Flex Pharma, Inc.*(a)	199,817	3,473,819
Foamix Pharmaceuticals Ltd. (Israel)*(a)	486,533	4,359,336
GW Pharmaceuticals PLC (United Kingdom), ADR*(a)	211,767	17,136,186

Intersect ENT, Inc.*	205,826	5,435,865
Jazz Pharmaceuticals PLC*(a)	172,012	29,257,521
Medicines Co. (The)*	871,797	25,077,241
Novartis AG (Switzerland), ADR	256,065	26,221,056
Novo Nordisk A/S (Denmark), ADR	478,535	22,850,046
Omeros Corp.*(a)	133,000	2,775,710
Pacira Pharmaceuticals, Inc.*(a)	816,450	93,703,966
Perrigo Co. PLC	280,027	43,255,771
Relypsa, Inc.*	202,873	7,871,472
Revance Therapeutics, Inc.*(a)	75,794	1,216,494
Shire PLC (Ireland), ADR	581,006	140,551,161
Tetraphase Pharmaceuticals, Inc.*	894,479	35,296,141
Valeant Pharmaceuticals International, Inc.*	298,944	59,035,461
XenoPort, Inc.*(a)	433,254	2,967,790
ZS Pharma, Inc.*(a)	96,237	4,760,844

		982,259,471

TOTAL COMMON STOCKS (cost $1,851,389,705)		3,181,496,414

PREFERRED STOCK — 0.1%
Health Care Equipment
ControlRad Systems, Inc., Private Placement, Reg D, Series A*(b) (cost $2,400,000)	4,084,064	4,447,317

	Units
WARRANTS*(c)
Biotechnology
OncoGenex Pharmaceutical, Inc., expiring 10/19/15, Private Placement(b)	77,140	—

Health Care Equipment
SANUWAVE Health, Inc., expiring 04/08/16, Private Placement(b)	787,690	—

Health Care Supplies
Derma Sciences, Inc., expiring 06/23/16, Private Placement(b)	342,500	68,398

TOTAL WARRANTS (cost $47,950)		68,398

TOTAL LONG-TERM INVESTMENTS (cost $1,853,837,655)		3,186,012,129

	Shares
SHORT-TERM INVESTMENT — 22.3%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $762,217,868; includes $496,833,158 of cash collateral for securities on loan)(d)(e)	762,217,868	762,217,868

TOTAL INVESTMENTS — 115.2% (cost $2,616,055,523)(f)		3,948,229,997
Liabilities in excess of other assets — (15.2)%		(520,040,154)

NET ASSETS — 100.0%		$3,428,189,843

The following abbreviations are used in the portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

Reg D	Security was purchased pursuant to Regulation D under the Securities Act of 1933, providing exemption from the registration requirements. Unless otherwise noted, Regulation D securities are deemed to be liquid.
ADR	American Depositary Receipt
PIPE	Private Investment in Public Entity

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $479,415,137; cash collateral of $496,833,158 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(b)	Indicates a security that has been deemed illiquid.
(c)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of February 28, 2015.
(d)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
(e)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(f)	The United States federal income tax basis of investments and net unrealized appreciation were as follows:

Tax Basis	$2,618,960,690

Appreciation	1,363,373,527
Depreciation	(34,104,220)

Net Unrealized Appreciation	$1,329,269,307

The book basis may differ from tax basis due to certain tax-related adjustments.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of February 28, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Biotechnology	$1,366,167,689	$20,911,299	$—
Drug Retail	33,197,787	—	—
Education Services	2,697,939	—	—
Health Care Distributors	64,626,732	—	—
Health Care Equipment	166,216,528	—	—
Health Care Facilities	115,417,353	—	—
Health Care Services	61,988,798	—	—
Health Care Supplies	8,144,585	—	—
Life Sciences Tools & Services	136,803,472	8,676,354	—
Managed Health Care	214,388,407	—	—
Pharmaceuticals	982,259,471	—	—
Preferred Stock
Health Care Equipment	—	—	4,447,317
Warrants
Biotechnology	—	—	—
Health Care Equipment	—	—	—
Health Care Supplies	—	—	68,398
Affiliated Money Market Mutual Fund	762,217,868	—	—

Total	$3,914,126,629	$29,587,653	$4,515,715

Prudential Jennison Utility Fund

Schedule of Investments

as of February 28, 2015 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 97.4%
COMMON STOCKS
Cable & Satellite — 5.0%
Charter Communications, Inc. (Class A Stock)*	362,439	$65,456,483
Comcast Corp. (Class A Stock)	1,358,876	80,690,057
Liberty Global PLC (United Kingdom) (Class C Stock)*	915,871	47,780,990

		193,927,530

Electric Utilities — 28.3%
Alupar Investimento SA (Brazil)	339,835	2,190,746
Alupar Investimento SA (Brazil), 144A(a)	1,615,985	10,417,446
American Electric Power Co., Inc.	1,921,684	110,650,565
Duke Energy Corp.	926,818	72,801,554
Edison International	2,384,638	153,212,992
Eversource Energy	736,711	38,124,794
Exelon Corp.	2,894,994	98,198,197
FirstEnergy Corp.	1,529,365	53,497,188
ITC Holdings Corp.	1,045,828	40,504,918
Korea Electric Power Corp. (Korea), ADR(b)	1,287,090	26,617,021
NextEra Energy, Inc.	1,248,264	129,145,393
NRG Yield, Inc. (Class A Stock)(b)	856,626	43,953,480
OGE Energy Corp.	1,113,213	36,190,555
Portland General Electric Co.(b)	2,049,765	76,435,737
PPL Corp.	1,548,442	52,801,872
Westar Energy, Inc.(b)	1,708,382	66,370,641
Xcel Energy, Inc.	2,192,011	77,334,148

		1,088,447,247

Independent Power Producers & Energy Traders — 6.2%
Calpine Corp.*	2,613,161	55,399,013
CGN Power Co. Ltd. (China)*	85,644,000	34,563,259
Dynegy, Inc.*	2,889,083	80,518,743
NRG Energy, Inc.	2,770,143	66,428,029

		236,909,044

Integrated Telecommunication Services — 2.2%
Frontier Communications Corp.(b)	5,556,919	44,344,214
Telecom Italia SpA (Italy)*(b)	24,422,325	29,186,867
Telecom Italia SpA (Italy), 144A*(a)(b)	10,000,000	11,950,896

		85,481,977

Multi-Utilities — 22.8%
Alliant Energy Corp.	1,371,863	87,250,487
Ameren Corp.	1,756,455	74,491,257
CenterPoint Energy, Inc.	1,713,686	35,627,532
CMS Energy Corp.	3,985,157	139,998,565
Dominion Resources, Inc.	1,620,262	116,804,688
DTE Energy Co.	1,186,167	97,301,279
NiSource, Inc.	2,359,273	101,236,404
PG&E Corp.	1,685,358	90,554,285
Sempra Energy	1,217,490	131,732,418

		874,996,915

Oil & Gas Storage & Transportation — 17.9%
Antero Midstream Partners LP(b)	1,340,881	34,862,906
Cheniere Energy, Inc.*	628,377	50,666,037
Cheniere Energy Partners LP	550,000	16,857,500
Cheniere Energy Partners LP Holdings LLC	2,496,502	58,443,112
Columbia Pipeline Partners LP*(b)	2,641,126	73,132,779
Cone Midstream Partners LP(b)	1,169,584	25,578,802

Dominion Midstream Partners LP	855,428	35,072,548
Energy Transfer Equity LP	1,187,917	75,872,259
EQT Midstream Partners LP(b)	526,368	43,804,345
Kinder Morgan, Inc.	1,489,101	61,068,032
Plains GP Holdings LP (Class A Stock)(b)	757,869	21,705,368
SemGroup Corp. (Class A Stock)	609,431	47,115,111
Shell Midstream Partners LP	1,171,502	45,758,868
Western Gas Equity Partners LP(b)	975,652	61,017,276
Williams Cos., Inc. (The)	799,828	39,223,565

		690,178,508

Renewable Electricity — 6.0%
Abengoa Yield PLC (Spain)	2,236,748	73,342,967
China Longyuan Power Group Corp. Ltd. (China) (Class H Stock)	36,527,000	39,180,244
NextEra Energy Partners LP(b)	807,171	31,842,896
TerraForm Power, Inc. (Class A Stock)	2,158,334	74,958,940
Vivint Solar, Inc.*(b)	1,415,607	11,423,949

		230,748,996

Specialized REITs — 3.0%
American Tower Corp.	692,317	68,636,307
Crown Castle International Corp.	539,847	46,594,195

		115,230,502

Water Utilities — 2.5%
American Water Works Co., Inc.	1,342,536	72,604,347
Beijing Enterprises Water Group Ltd. (China)*	40,756,257	25,315,028

		97,919,375

Wireless Telecommunication Services — 3.5%
SBA Communications Corp. (Class A Stock)*	1,065,825	132,919,036

TOTAL LONG-TERM INVESTMENTS (cost $2,717,528,570)		3,746,759,130

SHORT-TERM INVESTMENT — 7.6%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $293,734,219; includes $187,051,830 of cash collateral for securities on loan)(c)(d)	293,734,219	293,734,219

TOTAL INVESTMENTS — 105.0% (cost $3,011,262,789)(e)		4,040,493,349
Liabilities in excess of other assets — (5.0)%		(194,185,130)

NET ASSETS — 100.0%		$3,846,308,219

The following abbreviations are used in the portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	Indicates a security that has been deemed illiquid.
(b)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $177,338,757; cash collateral of $187,051,830 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(c)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.

(d)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(e)	The United States federal income tax basis of investments and net unrealized appreciation were as follows:

Tax Basis	$2,978,819,964

Appreciation	1,113,008,120
Depreciation	(51,334,735)

Net Unrealized Appreciation	$1,061,673,385

The book basis may differ from tax basis due to certain tax-related adjustments.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of February 28, 2015 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Cable & Satellite	$193,927,530	$—	$—
Electric Utilities	1,078,029,801	10,417,446	—
Independent Power Producers & Energy Traders	236,909,044	—	—
Integrated Telecommunication Services	44,344,214	41,137,763	—
Multi-Utilities	874,996,915	—	—
Oil & Gas Storage & Transportation	690,178,508	—	—
Renewable Electricity	191,568,752	39,180,244	—
Specialized REITs	115,230,502	—	—
Water Utilities	72,604,347	25,315,028	—
Wireless Telecommunication Services	132,919,036	—	—
Affiliated Money Market Mutual Fund	293,734,219	—	—

Total	$3,924,442,868	$116,050,481	$—

The following is a reconciliation of assets in which unobservable inputs (Level 3) were used in determining fair value:

Common Stocks
Balance as of 11/30/14	$41,548,021
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Purchases	—
Sales	—
Accrued discount/premium	—
Transfer into Level 3	—
Transfer out of Level 3	(41,548,021)

Balance as of 02/28/15	$—

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. At reporting period end, there was one common stock transferred out of Level 3 as a result of the security no longer applying a fixed discount to the underlying common stock’s exchange official closing price.

Notes to Schedule of Investments (Unaudited)

Securities Valuation: The Funds hold securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Funds to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Funds’ investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Schedule of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments such as futures or options that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy, as the inputs are observable.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy, as the adjustment factors are observable. Such securities are valued using model prices to the extent that the valuation meets the established confidence level for each security. If the confidence level is not met or the vendor does not provide a model price, securities are valued in accordance with exchange-traded common and preferred stocks discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

Over-the-counter derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

The Funds invest in the Prudential Core Taxable Money Market Fund, a portfolio of the Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended, and managed by PI.

Each Fund may hold up to 15% of its net assets in illiquid securities, including those that are restricted as to disposition under securities law (“restricted securities”). Restricted securities, sometimes referred to as private placements, are valued pursuant to the valuation procedures noted above.

Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Prudential Sector Funds, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date     April 17, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date     April 17, 2015

By (Signature and Title)*	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial Officer

Date     April 17, 2015

*	Print the name and title of each signing officer under his or her signature.